Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of changes in the carrying amount of goodwill, by segment and in total
Beginning Balance	$ 13,166
Goodwill impairment (level 3 fair value adjustment)	7,400
Ending Balance	9,028	13,166
Mobile Iot And Big Data Products [Member]
Schedule of changes in the carrying amount of goodwill, by segment and in total
Beginning Balance	7,400
Goodwill acquired, net of purchase price adjustment
Goodwill impairment (level 3 fair value adjustment)	(7,400)
Ending Balance		7,400
Storage and Computing [Member]
Schedule of changes in the carrying amount of goodwill, by segment and in total
Beginning Balance	4,543
Goodwill acquired, net of purchase price adjustment	3,262
Goodwill impairment (level 3 fair value adjustment)
Ending Balance	7,805	4,543
SaaS Revenues [Member]
Schedule of changes in the carrying amount of goodwill, by segment and in total
Beginning Balance	1,223
Goodwill acquired, net of purchase price adjustment
Goodwill impairment (level 3 fair value adjustment)
Ending Balance	1,223	1,223
Consolidated [Member]
Schedule of changes in the carrying amount of goodwill, by segment and in total
Beginning Balance	13,166
Goodwill acquired, net of purchase price adjustment	3,262
Goodwill impairment (level 3 fair value adjustment)	(7,400)
Ending Balance	$ 9,028	$ 13,166